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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Australia: 11.9%
35,127	Amcor Ltd.	$268,615	0.4
21,972	Australia & New Zealand Banking Group Ltd.	466,825	0.6
32,280	BHP Billiton Ltd.	1,209,430	1.6
12,242	Brambles Ltd.	91,570	0.1
19,413	Coca-Cola Amatil Ltd.	236,877	0.3
19,243	Commonwealth Bank of Australia	963,582	1.3
6,953	CSL Ltd.	226,715	0.3
47,514	Fortescue Metals Group Ltd.	236,697	0.3
56,216	Harvey Norman Holdings Ltd.	125,175	0.2
13,480	Iluka Resources Ltd.	217,527	0.3
71,349	Insurance Australia Group	216,249	0.3
17,609	Lend Lease Corp., Ltd.	135,628	0.2
10,345	Macquarie Group Ltd.	259,122	0.3
50,958	Macquarie Airports Management Ltd.	182,766	0.2
47,006	Metcash Ltd.	197,010	0.3
22,542	National Australia Bank Ltd.	564,444	0.7
3,066	Newcrest Mining Ltd.	111,852	0.1
85,822	OneSteel Ltd.	76,953	0.1
10,766	OZ Minerals Ltd.	121,757	0.2
20,986	QBE Insurance Group Ltd.	300,596	0.4
6,844	Rio Tinto Ltd.	466,043	0.6
55,479	Stockland	198,869	0.3
25,192	Suncorp-Metway Ltd.	219,518	0.3
55,895	TABCORP Holdings Ltd.	165,879	0.2
83,494	Tattersall’s Ltd.	200,869	0.3
5,597	Wesfarmers Ltd.	179,711	0.2
20,462	Westfield Group	176,729	0.2
29,470	Westpac Banking Corp.	643,834	0.8
5,313	Woodside Petroleum Ltd.	185,202	0.2
18,923	Woolworths Ltd.	487,134	0.6
		9,133,178	11.9
	Austria: 0.3%
66,922	Immofinanz Immobilien Anlagen AG	207,068	0.3
	Belgium: 0.4%
9,195	Oriflame Cosmetics S.A.	282,392	0.4
	Brazil: 1.8%
28,932	CPFL Energia SA ADR	761,780	1.0
27,200	Vale SA ADR	632,400	0.8
		1,394,180	1.8
	Canada: 0.9%
9,300	Canadian Imperial Bank of Commerce	663,648	0.9
	China: 7.8%
543,000	Agricultural Bank of China Ltd.	228,353	0.3
1,031,900	Bank of China Ltd.	336,448	0.4
316,600	Bank of Communications Co., Ltd.	207,573	0.3
74,500	BOC Hong Kong Holdings Ltd.	170,566	0.2
261,000	China Communications Construction Co., Ltd.	200,906	0.3
619,380	China Construction Bank	438,808	0.6
31,000	China Life Insurance Co., Ltd.	83,628	0.1
77,500	China Mobile Ltd.	764,237	1.0
158,000	China National Building Material Co., Ltd.	192,325	0.2
336,000	China Petroleum & Chemical Corp.	355,769	0.5
51,000	China Shenhua Energy Co., Ltd.	224,770	0.3
200,000	CNOOC Ltd.	388,520	0.5
434,000	Country Garden Holdings Co. Ltd.	155,354	0.2
223,000	Dongyue Group	201,885	0.3
446,000	Evergrande Real Estate Group Ltd.	185,918	0.2
121,500	Great Wall Motor Co. Ltd.	173,994	0.2
140,000	Guangzhou Automobile Group Co. Ltd.	130,306	0.2
120,000	Guangzhou R&F Properties Co., Ltd.	98,761	0.1
729,000	Industrial and Commercial Bank of China Ltd.	425,052	0.6
34,400	Inner Mongolia Yitai Coal Co.	184,849	0.2
336,000	Lonking Holdings Ltd	116,387	0.2
210,000	PetroChina Co., Ltd.	273,844	0.4
768,000	Renhe Commercial Holdings Co. Ltd.	110,260	0.1
216,000	Shimao Property Holdings Ltd.	177,396	0.2
5,200	Tencent Holdings Ltd.	101,634	0.1
28,000	Xinao Gas Holdings Ltd.	101,062	0.1
		6,028,605	7.8
	Cyprus: 0.3%
28,905	ProSafe SE	217,971	0.3
	Denmark: 0.7%
12,041	D/S Norden	319,640	0.4
3,429	FLSmidth & Co. A/S	220,597	0.3
		540,237	0.7
	Finland: 0.6%
11,744	Fortum OYJ	270,175	0.4
32,280	Nokia OYJ	186,567	0.2
		456,742	0.6
	France: 6.2%
8,017	Alstom	277,608	0.4

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France: (continued)
29,103		AXA S.A.	$421,403	0.5
14,949		Bouygues S.A.	487,247	0.6
20,319		Carrefour S.A.	541,005	0.7
4,341		Cie Generale des Etablissements Michelin	276,732	0.4
18,812		Electricite de France SA	513,101	0.7
3,402		Neopost S.A.	241,046	0.3
11,051		Sanofi-Aventis	772,977	1.0
21,362		Veolia Environnement	273,283	0.3
10,367		Vinci S.A.	463,469	0.6
23,829		Vivendi	549,644	0.7
			4,817,515	6.2
		Germany: 7.5%
14,557		Aixtron AG	190,536	0.2
3,629		Allianz AG	377,142	0.5
10,020		Bayer AG	659,331	0.9
15,094		Celesio AG	241,354	0.3
8,020		DaimlerChrysler AG	364,858	0.5
8,218	@	Deutsche Boerse AG	504,228	0.7
31,075		Deutsche Post AG	469,713	0.6
30,428		E.ON AG	753,209	1.0
9,067		Metro AG	447,425	0.6
3,764		Muenchener Rueckversicherungs AG	475,694	0.6
19,436		Rhoen Klinikum AG	368,047	0.5
10,426		ThyssenKrupp AG	269,304	0.3
2,836		Wacker Chemie AG	271,485	0.3
7,524		Wincor Nixdorf AG	361,230	0.5
			5,753,556	7.5
		Greece: 0.4%
31,135		OPAP S.A.	279,358	0.4
		Hong Kong: 4.1%
46,800		AIA Group Ltd.	147,097	0.2
10,000		ASM Pacific Technology Ltd.	111,221	0.2
89,000		Cathay Pacific Airways Ltd.	160,797	0.2
13,000		Cheung Kong Holdings Ltd.	148,768	0.2
32,000		Cheung Kong Infrastructure Holdings Ltd.	179,433	0.2
37,000		CLP Holdings Ltd.	328,781	0.4
18,300		Hang Seng Bank Ltd.	224,942	0.3
8,700		Hong Kong Exchanges and Clearing Ltd.	143,645	0.2
33,000		HongKong Electric Holdings	247,260	0.3
21,000		Hutchison Whampoa Ltd.	184,155	0.2
413,000		Lee & Man Paper Manufacturing Ltd.	150,275	0.2
134,000		Li & Fung Ltd.	278,412	0.4
26,000		MTR Corp.	85,774	0.1
131,000		NWS Holdings Ltd.	187,517	0.3
246,000		Skyworth Digital Holdings Ltd.	100,184	0.1
9,000		Sun Hung Kai Properties Ltd.	111,842	0.2
69,000		Wheelock & Co., Ltd.	184,281	0.2
59,500		Yue Yuen Industrial Holdings	173,406	0.2
			3,147,790	4.1
		India: 2.6%
12,439		Bharat Petroleum Corp. Ltd	128,178	0.2
32,313		Cipla Ltd.	205,638	0.3
23,248		GAIL India Ltd.	177,402	0.2
32,608		HDFC Bank Ltd.	282,588	0.4
22,498		Hindustan Lever Ltd.	172,505	0.2
89,072	@	Housing Development & Infrastructure	105,716	0.1
7,226		Infosys Technologies Ltd.	368,115	0.5
35,478		Oil & Natural Gas Corp., Ltd.	183,381	0.2
5,339		Reliance Industries Ltd.	81,321	0.1
68,228		Sterlite Industries India Ltd.	134,494	0.2
19,969		Tata Steel Ltd.	150,612	0.2
			1,989,950	2.6
		Indonesia: 1.4%
301,000		Bank Rakyat Indonesia	222,907	0.3
398,500		Bank Negara Indonesia Persero Tbk PT	171,503	0.2
30,500		Gudang Garam Tbk PT	223,129	0.3
222,000		International Nickel Indonesia Tbk PT	76,827	0.1
35,500		Indo Tambangraya Megah PT	153,630	0.2
108,000		Semen Gresik Persero Tbk PT	112,382	0.1
66,500		Tambang Batubara Bukit Asam Tbk PT	128,035	0.2
			1,088,413	1.4
		Italy: 1.4%
13,976		Altantia S.p.A.	215,383	0.3
25,816		ENI S.p.A.	546,741	0.7
32,335	@	Fiat Industrial SpA	289,875	0.4
			1,051,999	1.4
		Luxembourg: 0.3%
14,058		ArcelorMittal	264,746	0.3
		Macau: 0.4%
48,400	@	Sands China Ltd.	144,170	0.2
44,000	@	Wynn Macau Ltd.	129,268	0.2
			273,438	0.4
		Malaysia: 0.7%
145,400		AirAsia BHD	173,983	0.2
128,977		IOI Corp. Bhd	207,268	0.3
56,000		Sime Darby Bhd	160,734	0.2
			541,985	0.7
		Netherlands: 3.2%
9,512		Akzo Nobel NV	481,340	0.6
7,218		Corio NV	321,870	0.4

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Netherlands: (continued)
35,527		Koninklijke KPN NV	$434,819	0.6
12,712		Royal Dutch Shell PLC - Class B	458,071	0.6
24,313		Koninklijke Philips Electronics NV	494,586	0.6
80,736		TNT NV	280,858	0.4
			2,471,544	3.2
		Norway: 0.4%
8,265		Fred Olsen Energy ASA	277,421	0.4
		Philippines: 0.2%
3,315		Philippine Long Distance Telephone Co.	184,183	0.2
		Portugal: 1.2%
141,639		Energias de Portugal S.A.	453,965	0.6
73,415		Portugal Telecom SGPS S.A.	453,666	0.6
			907,631	1.2
		Singapore: 1.8%
36,600		Keppel Corp., Ltd.	271,878	0.4
102,000		Olam International Ltd.	190,707	0.2
24,000		Oversea-Chinese Banking Corp.	152,884	0.2
49,000		SembCorp Industries Ltd.	164,822	0.2
18,000		Singapore Airlines Ltd.	147,483	0.2
110,000		Singapore Telecommunications Ltd.	268,122	0.3
18,000		United Overseas Bank Ltd.	218,244	0.3
			1,414,140	1.8
		South Korea: 6.6%
11,810	@	BS Financial Group, Inc.	122,978	0.2
20,410		Daewoo Securities Co., Ltd.	176,855	0.2
4,540		Dongbu Insurance Co., Ltd.	209,229	0.3
12,930		Hynix Semiconductor, Inc.	272,299	0.4
2,973		Hyosung Corp.	167,374	0.2
596		Hyundai Heavy Industries	148,697	0.2
1,218		Hyundai Mobis	337,765	0.4
1,306		Hyundai Motor Co.	254,038	0.3
4,956		Kia Motors Corp.	315,286	0.4
27,100		Korea Exchange Bank	198,048	0.3
11,390		KP Chemical Corp.	177,705	0.2
4,930		KT Corp.	157,885	0.2
3,616		KT&G Corp.	244,927	0.3
23,970		LG Telecom Ltd.	143,307	0.2
3,258		LS Industrial Systems Co. Ltd.	182,952	0.2
463		OCI Co. Ltd	97,672	0.1
538		Posco	181,320	0.2
1,312		Samsung Electronics Co., Ltd.	1,194,077	1.6
7,740		Samsung Heavy Industries Co., Ltd.	215,084	0.3
8,384		Shinhan Financial Group Co., Ltd.	312,581	0.4
			5,110,079	6.6
		Spain: 1.0%
20,539		Acerinox S.A.	277,662	0.4
39,041		Banco Santander Central Hispano S.A.	293,052	0.4
13,695		Indra Sistemas S.A.	193,079	0.2
			763,793	1.0
		Sweden: 2.0%
60,720		Telefonaktiebolaget LM Ericsson	647,774	0.8
39,331		Meda AB	383,680	0.5
35,625		Svenska Cellulosa AB - B Shares	530,100	0.7
			1,561,554	2.0
		Switzerland: 6.0%
14,713	@	Credit Suisse Group	355,107	0.5
10,651		Julius Baer Group Ltd.	381,399	0.5
5,029		Lonza Group AG	308,427	0.4
8,082		Nestle S.A.	453,584	0.6
28,686	@	Nobel Biocare Holding AG	364,168	0.5
14,436		Novartis AG	779,605	1.0
5,691		Roche Holding AG - Genusschein	905,292	1.2
29,700		STMicroelectronics NV	188,230	0.2
9,163		Transocean Ltd.	399,221	0.5
2,271	@	Zurich Financial Services AG	500,161	0.6
			4,635,194	6.0
		Taiwan: 4.4%
35,000		Catcher Technology Co., Ltd.	171,028	0.2
78,400		Cheng Shin Rubber Industry Co. Ltd.	173,113	0.2
101,000		Chicony Electronics Co. Ltd.	157,817	0.2
588,000		China Development Financial Holding Corp.	171,502	0.2
102,000		Coretronic Corp.	75,268	0.1
313,498		Evergreen Marine Corp.	154,582	0.2
171,389		Fubon Financial Holding Co., Ltd.	178,643	0.2
30,771		Hon Hai Precision Industry Co., Ltd.	83,681	0.1
14,650		HTC Corp.	241,189	0.3
174,557		Lite-On Technology Corp.	191,295	0.3
73,000		Powertech Technology, Inc.	166,388	0.2
79,000		Quanta Computer, Inc.	159,006	0.2
509,000	@	Shin Kong Financial Holding Co., Ltd.	138,932	0.2
309,301		Taiwan Semiconductor Manufacturing Co., Ltd.	775,421	1.0

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Taiwan: (continued)
35,000		Tripod Technology Corp.	$79,375	0.1
143,044		Wistron Corp.	180,111	0.2
317,900		Yang Ming Marine Transport Corp.	124,608	0.2
362,453		Yuanta Financial Holding Co., Ltd.	181,604	0.3
			3,403,563	4.4
		Thailand: 1.1%
46,400		Advanced Info Service PCL	211,717	0.3
60,100		Kasikornbank PLC	233,417	0.3
16,300		PTT Exploration & Production PCL	83,278	0.1
55,875	@	PTT Global Chemical PCL	117,415	0.2
10,600		PTT PCL	106,704	0.1
24,200		Siam Commercial Bank PCL	86,487	0.1
			839,018	1.1
		Turkey: 0.9%
30,604		Tupras Turkiye Petrol Rafine	700,646	0.9
		United Kingdom: 13.1%
16,514		AstraZeneca PLC	760,597	1.0
69,469		Balfour Beatty PLC	275,021	0.4
17,841		BHP Billiton PLC	548,651	0.7
100,099		BP PLC	724,952	0.9
164,250		BT Group PLC	491,504	0.6
14,776		Carnival PLC	508,900	0.7
22,227		CRH PLC	421,778	0.5
17,501		Eurasian Natural Resources Corp.	183,819	0.2
32,784		GlaxoSmithKline PLC	726,559	0.9
221,157		Hays PLC	255,573	0.3
147,518		HSBC Holdings PLC	1,150,706	1.5
9,239		Imperial Tobacco Group PLC	332,391	0.4
67,505		Inmarsat PLC	464,765	0.6
45,435		Land Securities Group PLC	491,340	0.6
285,093		Logica PLC	361,704	0.5
72,160		Playtech Ltd.	268,878	0.3
88,004		Reed Elsevier PLC	731,873	1.0
252,569		Royal & Sun Alliance Insurance Group	430,269	0.6
16,950		Scottish & Southern Energy PLC	350,979	0.5
55,179		Segro PLC	195,760	0.3
167,471		Vodafone Group PLC	453,362	0.6
			10,129,381	13.1
		United States: 7.6%
9,000		Chevron Corp.	925,380	1.2
16,000		Honeywell International, Inc.	866,400	1.1
10,500		Kimberly-Clark Corp.	750,435	1.0
35,500		Pfizer, Inc.	712,485	0.9
11,500		Philip Morris International, Inc.	876,760	1.1
21,700		Pitney Bowes, Inc.	404,271	0.5
21,500		Southern Copper Corp.	669,295	0.9
20,687		Teekay LNG Partners L.P.	665,915	0.9
			5,870,941	7.6
		Total Common Stock
		(Cost $84,325,962)	76,401,859	99.2
EXCHANGE-TRADED FUNDS: 0.2%
2,787		iShares MSCI All Country Asia ex Japan Index Fund	146,234	0.2
2,094		iShares MSCI Australia Index Fund	48,706	0.0
		Total Exchange-Traded Funds
		(Cost $225,934)	194,940	0.2
		Total Investments in Securities (Cost $84,551,896)	$76,596,799	99.4
		Assets in Excess of Other Liabilities	435,888	0.6
		Net Assets	$77,032,687	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $85,104,780.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$4,246,757
		Gross Unrealized Depreciation	(12,754,738)
		Net Unrealized depreciation	$(8,507,981)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	6.5%
Consumer Staples	7.5
Energy	9.6
Financials	23.3
Health Care	9.7
Industrials	10.6
Information Technology	8.9
Materials	11.8
Telecommunication Services	0.3
Telecommunications	5.6
Utilities	5.6
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$9,133,178	$—	$9,133,178
Austria	—	207,068	—	207,068
Belgium	—	282,392	—	282,392
Brazil	1,394,180	—	—	1,394,180
Canada	663,648	—	—	663,648
China	—	6,028,605	—	6,028,605
Cyprus	—	217,971	—	217,971
Denmark	—	540,237	—	540,237
Finland	—	456,742	—	456,742
France	—	4,817,515	—	4,817,515
Germany	—	5,753,556	—	5,753,556
Greece	—	279,358	—	279,358
Hong Kong	—	3,147,790	—	3,147,790
India	128,178	1,861,772	—	1,989,950
Indonesia	—	1,088,413	—	1,088,413
Italy	—	1,051,999	—	1,051,999
Luxembourg	—	264,746	—	264,746
Macau	—	273,438	—	273,438
Malaysia	—	541,985	—	541,985
Netherlands	—	2,471,544	—	2,471,544
Norway	—	277,421	—	277,421
Philippines	—	184,183	—	184,183
Portugal	—	907,631	—	907,631
Singapore	—	1,414,140	—	1,414,140
South Korea	244,927	4,865,152	—	5,110,079
Spain	—	763,793	—	763,793
Sweden	—	1,561,554	—	1,561,554
Switzerland	—	4,635,194	—	4,635,194
Taiwan	—	3,403,563	—	3,403,563
Thailand	117,415	721,603	—	839,018
Turkey	—	700,646	—	700,646
United Kingdom	268,878	9,860,503	—	10,129,381
United States	5,870,941	—	—	5,870,941
Total Common Stock	8,688,167	67,713,692	—	76,401,859
Exchange-Traded Funds	194,940	—	—	194,940
Total Investments, at value	$8,883,107	$67,713,692	$—	$76,596,799
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(197,839)	$—	$(197,839)
Total Liabilities	$—	$(197,839)	$—	$(197,839)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended November 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended November 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2011
Asset Table
Investments, at value
Common Stock	$74,934	$—	$(67,910)	$—	$(7,024)	$—	$—	$—	$—
Total Investments, at value	$74,934	$—	$(67,910)	$—	$(7,024)	$—	$—	$—	$—

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING International High Dividend Equity Income Fund	as of November 30, 2011 (Unaudited) (continued)

ING International High Dividend Equity Income Fund Written OTC Options on November 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,100	Deutsche Bank AG	Call on S&P/ASX 200 Index	4,258.755	AUD	12/08/11	$145,346	$(13,164)
2,200	Deutsche Bank AG	Call on Dow Jones Euro Stoxx 50 Index	2,359.070	EUR	12/08/11	295,032	(97,524)
1,000	Morgan Stanley	Call on FTSE 100 Index	5,557.092	GBP	12/08/11	260,543	(77,536)
1,200	Royal Bank of Scotland	Call on Hang Seng Index	19,975.137	HKD	12/08/11	124,242	(80)
12,000,000	Royal Bank of Scotland	Call on KOSPI 200 Index	251.198	KRW	12/08/11	100,800	(9,503)
7,800	Royal Bank of Scotland	Call on TAIEX Index	7,600.170	TWD	12/08/11	62,681	(32)
			Total Written OTC Options			$988,644	$(197,839)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012